Consolidated Balance Sheets (First Aviation Services, Inc. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 1,112	$ 1,302
Trade receivables, net	17,679	20,051
Inventories, net	31,411	34,778
Prepaid expenses and other	1,843	2,417
Total current assets	52,045	58,548
Plant and equipment, net	1,830	2,467
Deferred financing costs and other	477	538
Goodwill	7,773	7,773
Total assets	62,125	69,326
Current liabilities:
Accounts payable	16,178	18,777
Accrued compensation and related expenses	424	555
Other accrued liabilities	1,276	3,387
Revolving line of credit	16,985	22,257
Term loan payable	1,200	6,400
Notes payable	9	28
Total current liabilities	36,072	51,404
Long-term liabilities:
Other liabilities	1,431	1,717
Term loan payable	4,600
Total liabilities	42,103	53,121
Stockholders' equity
Preferred stock, $0.01 par value, $100 redemption value, 30,000 shares authorized, 18,354 and 15,841 shares issued and outstanding, respectively	1,835	1,584
Additional paid-in capital	41,960	39,669
Deficit	(18,181)	(18,721)
Accumulated other comprehensive income	433	500
Total stockholders' equity before treasury stock	26,230	23,181
Less: treasury stock, at cost, 61,651 and 68,188 shares, respectively	(6,208)	(6,976)
Total shareholders' equity	20,022	16,205
Total liabilities and equity	62,125	69,326
Class A Common Stock [Member]
Stockholders' equity
Common stock	125	91
Class B Common Stock [Member]
Stockholders' equity
Common stock	$ 58	$ 58